Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.2%
	Communication Services 2.7%
5,234	Nexstar Media Group, Inc. - Class A	$535,490
7,615	TEGNA, Inc.	118,261
		653,751
	Consumer Discretionary 9.4%
13,717	American Eagle Outfitters, Inc.	222,490
7,197	Designer Brands, Inc. - Class A	123,213
4,456	G-III Apparel Group Ltd. (a)	114,831
7,696	Hilton Grand Vacations, Inc. (a)	246,272
3,195	Leggett & Platt, Inc.	130,803
6,263	Penn National Gaming, Inc. (a)	116,648
11,468	Ruth's Hospitality Group, Inc.	234,119
4,606	Six Flags Entertainment Corp.	233,939
2,504	The Cheesecake Factory, Inc.	104,366
5,939	TopBuild Corp. (a)	572,698
3,011	Williams-Sonoma, Inc.	204,688
		2,304,067
	Consumer Staples 1.9%
11,737	B&G Foods, Inc.	221,947
17,770	Hostess Brands, Inc. (a)	248,513
		470,460
	Energy 4.1%
39,774	Callon Petroleum Co. (a)	172,619
21,766	Jagged Peak Energy, Inc. (a)	158,021
8,524	Murphy Oil Corp.	188,466
4,872	PDC Energy, Inc. (a)	135,198
3,139	World Fuel Services Corp.	125,372
21,345	WPX Energy, Inc. (a)	226,044
		1,005,720
	Financials 27.8%
5,774	Ameris Bancorp	232,346
11,162	Atlantic Union Bankshares Corp.	415,729
2,288	Banner Corp.	128,517
18,815	Cadence BanCorp	330,015
15,226	CenterState Bank Corp.	365,196
5,463	Enterprise Financial Services Corp.	222,617
32,031	F.N.B. Corp.	369,317
2,700	FB Financial Corp.	101,385
11,299	First BanCorp	112,764
6,226	First Interstate BancSystem, Inc. - Class A	250,534
5,365	First Merchants Corp.	201,912
22,547	Heritage Insurance Holdings, Inc.	337,078
1,775	Independent Bank Group, Inc.	93,383
3,372	Kemper Corp.	262,847
12,229	Meta Financial Group, Inc.	398,788
14,688	OneMain Holdings, Inc.	538,756
7,857	Pacific Premier Bancorp, Inc.	245,060
4,427	Pinnacle Financial Partners, Inc.	251,232
5,119	Preferred Bank	268,133
2,079	Primerica, Inc.	264,511
2,965	Selective Insurance Group, Inc.	222,938
3,956	Stifel Financial Corp.	226,995
4,285	TCF Financial Corp.	163,130
7,671	Triumph Bancorp, Inc. (a)	244,628
12,123	Umpqua Holdings Corp.	199,544
5,230	WesBanco, Inc.	195,445
2,757	Wintrust Financial Corp.	178,185
		6,820,985
	Health Care 6.1%
3,810	Acadia Healthcare Co., Inc. (a)	118,415
3,634	ANI Pharmaceuticals, Inc. (a)	264,846
4,261	Emergent BioSolutions, Inc. (a)	222,765
3,623	NuVasive, Inc. (a)	229,626
6,143	Patterson Companies, Inc.	109,468
29,247	Progenics Pharmaceuticals, Inc. (a)	147,844
5,434	Syneos Health, Inc. (a)	289,143
6,362	Tivity Health, Inc. (a)	105,800
		1,487,907
	Industrials 12.2%
20,982	ADT, Inc.	131,557
5,666	Air Transport Services Group, Inc. (a)	119,099
10,273	Atkore International Group, Inc. (a)	311,786
10,506	CBIZ, Inc. (a)	246,891
6,370	Columbus McKinnon Corp.	232,059
1,942	Cubic Corp.	136,775
2,815	EMCOR Group, Inc.	242,428
3,727	Gibraltar Industries, Inc. (a)	171,218
2,819	Hub Group, Inc. - Class A (a)	131,084
3,658	Kadant, Inc.	321,136
5,812	MYR Group, Inc. (a)	181,857
7,312	Quanta Services, Inc.	276,394
6,400	SkyWest, Inc.	367,360
2,524	The Timken Company	109,819
		2,979,463
	Information Technology 9.6%
8,779	AVX Corp.	133,441
2,361	Belden, Inc.	125,936
1,044	Cabot Microelectronics Corp.	147,423
1,112	CACI International, Inc. - Class A (a)	257,161
1,469	II-VI, Inc. (a)	51,737
1,852	MAXIMUS, Inc.	143,086
3,407	Methode Electronics, Inc.	114,611
2,115	MKS Instruments, Inc.	195,172
7,391	Nuance Communications, Inc. (a)	120,547
12,393	Photronics, Inc. (a)	134,836
2,145	Plexus Corp. (a)	134,084
4,088	Progress Software Corp.	155,589
2,675	SYNNEX Corp.	302,008
1,495	Tech Data Corp. (a)	155,839
4,412	Verint Systems, Inc. (a)	188,745
		2,360,215
	Materials 3.6%
7,303	Ferro Corp. (a)	86,614
1,322	HB Fuller Co.	61,552
1,918	Kaiser Aluminum Corp.	189,824
6,378	Koppers Holdings, Inc. (a)	186,301
6,041	Materion Corp.	370,676
		894,967
	Real Estate 13.8%
11,965	Acadia Realty Trust	341,960
11,382	Essential Properties Realty Trust, Inc.	260,762
32,031	Independence Realty Trust, Inc.	458,364
17,721	Jernigan Capital, Inc.	341,129
9,581	National Storage Affiliates Trust	319,718
8,880	Pebblebrook Hotel Trust	247,041
1,484	PS Business Parks, Inc.	270,014
6,698	QTS Realty Trust, Inc. - Class A	344,344
11,131	Rexford Industrial Realty, Inc.	489,987
12,953	Sabra Health Care REIT, Inc.	297,401
		3,370,720
	Utilities 6.0%
2,415	Black Hills Corp.	185,303
2,711	IDACORP, Inc.	305,448
3,171	New Jersey Resources Corp.	143,393
3,568	Portland General Electric Co.	201,128
6,124	South Jersey Industries, Inc.	201,541
2,603	Spire, Inc.	227,086
11,571	TerraForm Power, Inc. - Class A	210,881
		1,474,780
	Total Common Stocks
	(Cost $19,275,998)	23,823,035

SHORT-TERM INVESTMENTS 6.8%
	Bank Deposit Account 6.8%
1,663,541	U.S. Bank Money Market Deposit Account	1,663,541
	Total Short-Term Investments
	(Cost $1,663,541)	1,663,541

	Total Investments 104.0%
	(Cost $20,939,539)	25,486,576

	Liabilities in Excess of Other Assets (4.0)%	(983,616)

	TOTAL NET ASSETS 100.0%	$24,502,960

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier Phocas Small Cap Value Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadviser pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Fund’s valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$23,823,035	$-	$-	$23,823,035
Total Equity	23,823,035	-	-	23,823,035
Short-Term Investments	1,663,541	-	-	1,663,541
Total Investments in Securities	$25,486,576	$-	$-	$25,486,576
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.